UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 22, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $539,047 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579y101    13690   128772 SH       SOLE                    86455             42317
ABB Ltd. Spon ADR           COM                 000375204     7784   341991 SH       SOLE                   227070            114921
Accenture Plc               COM                 g1151c101    13430   176782 SH       SOLE                   117465             59317
Agilent Technologies, Inc.  COM                 00846u101    12996   309648 SH       SOLE                   205795            103853
Agilent Technologies, Inc.  COM                 00846u101     7345   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106     6666    76520 SH       SOLE                    51115             25405
Air Products & Chemicals    COM                 009158106     5227    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc. COM                 01741r102     8398   264846 SH       SOLE                   175475             89371
Allegheny Technologies Inc. COM                 01741r102     3171   100000 SH       DEFINED 01             100000
Apache Corp.                COM                 037411105     5763    74686 SH       SOLE                    49770             24916
Ashland Inc.                COM                 044209104     9938   133755 SH       SOLE                    88995             44760
Ashland Inc.                COM                 044209104     7058    95000 SH       DEFINED 01              95000
Automatic Data Processing   COM                 053015103    10095   155240 SH       SOLE                   103055             52185
Baker Hughes Inc.           COM                 057224107     4345    93618 SH       SOLE                    62270             31348
Bank of America Corp.       COM                 060505104     3480   285741 SH       SOLE                   172141            113600
Baxter International        COM                 071813109    11450   157630 SH       SOLE                   104250             53380
BB&T Corp.                  COM                 054937107     9415   299940 SH       SOLE                   200325             99615
BB&T Corp.                  COM                 054937107     3139   100000 SH       DEFINED 01             100000
Bed Bath & Beyond Inc.      COM                 075896100    12010   186440 SH       SOLE                   124225             62215
Bed Bath & Beyond Inc.      COM                 075896100     3865    60000 SH       DEFINED 01              60000
Cameron International Corp. COM                 13342b105    27522   422120 SH       SOLE                   280147            141973
Cameron International Corp. COM                 13342b105    11410   175000 SH       DEFINED 01             175000
Carnival Corporation        COM                 143658300    12698   370197 SH       SOLE                   245890            124307
Carnival Corporation        COM                 143658300     5145   150000 SH       DEFINED 01             150000
Coach Inc                   COM                 189754104     9125   182530 SH       SOLE                   121665             60865
Coach Inc                   COM                 189754104     4999   100000 SH       DEFINED 01             100000
Corning Inc.                COM                 219350105     7769   582850 SH       SOLE                   388420            194430
Corning Inc.                COM                 219350105     2666   200000 SH       DEFINED 01             200000
Cummins Inc.                COM                 231021106     4053    35000 SH       DEFINED 01              35000
Dupont E I De Nemours       COM                 263534109     4916   100000 SH       DEFINED 01             100000
Dupont E I De Nemours       COM                 263534109    11766   239345 SH       SOLE                   159645             79700
Eaton Corporation           COM                 G29183103    11904   194347 SH       SOLE                   129055             65292
Express Scripts, Inc.       COM                 30219g108    10334   179345 SH       SOLE                   119670             59675
Express Scripts, Inc.       COM                 30219g108     5762   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141g104    15982   108608 SH       SOLE                    70380             38228
Goldman Sachs Group Inc.    COM                 38141g104     7357    50000 SH       DEFINED 01              50000
Ingersoll-Rand Co. A        COM                 g47791101     9198   167198 SH       SOLE                   111130             56068
Ingersoll-Rand Co. A        COM                 g47791101     5501   100000 SH       DEFINED 01             100000
International Paper Co.     COM                 460146103    10883   233647 SH       SOLE                   155730             77917
Jacobs Engineering Group    COM                 469814107    11024   196020 SH       SOLE                   130100             65920
Joy Global Inc.             COM                 481165108     4762    80000 SH       DEFINED 01              80000
Lockheed Martin Corp.       COM                 539830109     9424    97638 SH       SOLE                    64780             32858
Macy's Inc.                 COM                 55616p104    10743   256752 SH       SOLE                   173870             82882
Manitowoc Company Inc.      COM                 563571108     2056   100000 SH       DEFINED 01             100000
Metlife Inc.                COM                 59156r108    10360   272495 SH       SOLE                   181075             91420
Metlife Inc.                COM                 59156r108     7604   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104     8074   282246 SH       SOLE                   187455             94791
Monsanto Co.                COM                 61166w101    10076    95386 SH       SOLE                    63500             31886
Nike Inc. Cl. B             COM                 654106103    10587   179406 SH       SOLE                   119215             60191
Pepsico Inc.                COM                 713448108     9543   120630 SH       SOLE                    80415             40215
Schlumberger Ltd.           COM                 806857108    13274   177244 SH       SOLE                   117955             59289
Union Pacific Corp.         COM                 907818108    12432    87296 SH       SOLE                    57990             29306
United Parcel Service Inc.  COM                 911312106    11008   128145 SH       SOLE                    85050             43095
United Technologies Corp.   COM                 913017109    14520   155408 SH       SOLE                   103250             52158
USG Corp.                   COM                 903293405     7034   266044 SH       SOLE                   176555             89489
USG Corp.                   COM                 903293405     6346   240000 SH       DEFINED 01             240000
WABCO Holdings Inc.         COM                 92927k102    13068   185127 SH       SOLE                   122689             62438
Walt Disney Co., The        COM                 254687106     9997   176011 SH       SOLE                   117100             58911
Wells Fargo & Co.           COM                 949746101    10623   287180 SH       SOLE                   216905             70275
Xerox Corp.                 COM                 984121103     8237   957843 SH       SOLE                   635580            322263